Vanguard Mid-Cap Value Index Fund | ETF
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Value Index Fund ETF) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Value Index Fund ETF) Vanguard Mid-Cap Value Index Fund		Vanguard Mid-Cap Value Index Fund - ETF Shares
Management Expenses		0.06%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Mid-Cap Value Index Fund ETF) Vanguard Mid-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Value Index Fund - ETF Shares	10	32	56	128

Vanguard Mid-Cap Value Index Fund | Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Value Index Fund Participant) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Value Index Fund Participant) Vanguard Mid-Cap Value Index Fund		Vanguard Mid-Cap Value Index Fund - Investor Shares
Management Expenses		0.20%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.24%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Mid-Cap Value Index Fund Participant) Vanguard Mid-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Value Index Fund - Investor Shares	25	77	135	306

Vanguard Mid-Cap Value Index Fund | Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Value Index Fund Retail) Vanguard Mid-Cap Value Index Fund (USD $)	Vanguard Mid-Cap Value Index Fund - Investor Shares	Vanguard Mid-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Value Index Fund Retail) Vanguard Mid-Cap Value Index Fund	Vanguard Mid-Cap Value Index Fund - Investor Shares		Vanguard Mid-Cap Value Index Fund - Admiral Shares
Management Expenses	0.20%		0.08%
12b-1 Distribution Fee	none		none
Other Expenses	0.04%		0.02%
Total Annual Fund Operating Expenses	0.24%	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Mid-Cap Value Index Fund Retail) Vanguard Mid-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Value Index Fund - Investor Shares	25	77	135	306
Vanguard Mid-Cap Value Index Fund - Admiral Shares	10	32	56	128

Vanguard Small-Cap Value Index Fund | ETF
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund ETF) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund ETF) Vanguard Small-Cap Value Index Fund		Vanguard Small-Cap Value Index Fund - ETF Shares
Management Expenses		0.07%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund ETF) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - ETF Shares	10	32	56	128

Vanguard Small-Cap Value Index Fund | Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund Institutional) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund Institutional) Vanguard Small-Cap Value Index Fund		Vanguard Small-Cap Value Index Fund - Institutional Shares
Management Expenses		0.05%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.08%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Institutional) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - Institutional Shares	8	26	45	103

Vanguard Small-Cap Value Index Fund | Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund Participant) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Investor Shares	Vanguard Small-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund Participant) Vanguard Small-Cap Value Index Fund		Vanguard Small-Cap Value Index Fund - Investor Shares	Vanguard Small-Cap Value Index Fund - Admiral Shares
Management Expenses		0.20%	0.08%
12b-1 Distribution Fee		none	none
Other Expenses		0.04%	0.02%
Total Annual Fund Operating Expenses	[1]	0.24%	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Participant) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - Investor Shares	25	77	135	306
Vanguard Small-Cap Value Index Fund - Admiral Shares	10	32	56	128

Vanguard Small-Cap Value Index Fund | Participant:
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund Participant:) Vanguard Small-Cap Value Index Fund	Vanguard Small-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund Participant:) Vanguard Small-Cap Value Index Fund		Vanguard Small-Cap Value Index Fund - Admiral Shares
Management Expenses		0.08%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Participant:) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - Admiral Shares	10	32	56	128

Vanguard Small-Cap Value Index Fund | Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Value Index Fund Retail) Vanguard Small-Cap Value Index Fund (USD $)	Vanguard Small-Cap Value Index Fund - Investor Shares	Vanguard Small-Cap Value Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund Retail) Vanguard Small-Cap Value Index Fund		Vanguard Small-Cap Value Index Fund - Investor Shares	Vanguard Small-Cap Value Index Fund - Admiral Shares
Management Expenses		0.20%	0.08%
12b-1 Distribution Fee		none	none
Other Expenses		0.04%	0.02%
Total Annual Fund Operating Expenses	[1]	0.24%	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Value Index Fund Retail) Vanguard Small-Cap Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Value Index Fund - Investor Shares	25	77	135	306
Vanguard Small-Cap Value Index Fund - Admiral Shares	10	32	56	128